STANDBY EQUITY PURCHASE AGREEMENT	6 Months Ended
Jun. 30, 2025
Equity [Abstract]
Standby Equity Purchase Agreement

NOTE 11. STANDBY EQUITY PURCHASE AGREEMENT

On May 30, 2025, the Company entered into the Standby Equity Purchase Agreement (as it may be amended from time to time, the “SEPA”) with YA II PN, LTD, a Cayman Islands exempt limited company (together with its successors or assigns, the “SEPA Investor”) pursuant to which the Company has the right to sell to the SEPA Investor up to $100 million of Common Stock (the “Commitment Amount”), subject to certain limitations and conditions set forth in the SEPA, from time to time during the term of the SEPA. The Company also agreed to register the resale of shares of Common Stock issued to the SEPA Investor pursuant to the SEPA. Sales of the shares of Common Stock to the SEPA Investor under the SEPA, and the timing of any such sales, are at the Company’s option, and the Company is under no obligation to sell any shares of Common Stock to the SEPA Investor under the SEPA.

Upon the satisfaction of the conditions to the SEPA Investor’s purchase obligation set forth in the SEPA, including having a registration statement registering the resale of the shares of Common Stock issuable under the SEPA declared effective by the SEC, the Company will have the right, but not the obligation, from time to time at its discretion, to direct the SEPA Investor to purchase a specified number of shares of Common Stock (an “Advance”) by delivering written notice to the SEPA Investor (an “Advance Notice”). On July 24, 2025, a registration statement was declared effective by the SEC allowing the SEPA Investor to resell up to 20 million shares of Common Stock. While there is no mandatory minimum amount for any Advance, it may not exceed 100% of the average of the daily traded amount during the five consecutive trading days immediately preceding an Advance Notice.

The shares of Common Stock purchased pursuant to an Advance will be purchased at a price equal to 97% of the lowest daily VWAP of the shares of Common Stock during the three consecutive trading days commencing on the date of the delivery of the Advance Notice, other than the daily VWAP on a day in which the daily VWAP is less than a minimum acceptable price as stated by the Company in the Advance Notice or there is no VWAP on the subject trading day, in which cases the size of the Advance may be reduced to account for such day(s) in which the daily VWAP is less than the applicable minimum acceptable price or there is no VWAP. The Company may establish a minimum acceptable price in each Advance Notice below which it will not be obligated to make any sales to the SEPA Investor.

Under applicable NYSE American rules and the terms of the SEPA, in no event may the Company issue to the SEPA Investor under the SEPA shares of Common Stock equal to greater than 19.99% of the shares of Common Stock outstanding immediately prior to the execution of the SEPA (the “SEPA Share Cap”), unless (i) the Company obtains stockholder approval to issue shares of Common Stock in excess of the SEPA Share Cap in accordance with applicable NYSE American rules, or (ii) the average price per share paid by the SEPA Investor for all of the shares of Common Stock that the Company directs the SEPA Investor to purchase from it pursuant to the SEPA, if any, equals or exceeds the lower of (a) the official closing price of the Common Stock on NYSE American immediately preceding the execution of the SEPA and (b) the average official closing price of the Common Stock on NYSE American for the five consecutive trading days immediately preceding the execution of the SEPA. On July 9, 2025, at the 2025 Annual Meeting, the Company's stockholders approved the issuance of shares pursuant to the SEPA in excess of the SEPA Share Cap. Moreover, in accordance with terms of the SEPA, the Company may not issue or sell any shares of Common Stock to the SEPA Investor under the SEPA which, when aggregated with all other shares of Common Stock then beneficially owned by the SEPA Investor and its affiliates (as calculated pursuant to Section 13(d) of the Exchange Act and Rule 13d-3 thereunder), would result in the SEPA Investor beneficially owning more than 4.99% of the then outstanding shares of Common Stock.

Actual sales of shares of Common Stock to the SEPA Investor under the SEPA will depend on a variety of factors to be determined by the Company from time to time, which may include, among other things, market conditions, the trading price of the Common Stock and determinations by the Company as to the appropriate sources of funding for its business and operations.

The SEPA will automatically terminate on the earlier of (i) the 36-month anniversary of the date of the SEPA and (ii) the date on which the SEPA Investor shall have made payment of Advances pursuant to the SEPA for Common Stock equal to the Commitment Amount. The Company has the right to terminate the SEPA at no cost or penalty upon five (5) trading days’ prior written notice to the SEPA Investor, provided that (i) there are no outstanding Advance Notices for which shares of Common Stock need to be issued and (ii) the Company has paid all amounts owed to the SEPA Investor pursuant to the SEPA.

The net proceeds payable to the Company under the SEPA will depend on the frequency and prices at which Common Stock is sold. The Company is required to use any proceeds received under the SEPA to pay outstanding principal and interest under the Yorkville Promissory Note (as defined and described in Note 8) until the Yorkville Promissory Note is paid in its entirety. After the Yorkville Promissory Note is repaid in full, the Company expects that proceeds received from such sales will be used primarily for working capital and general corporate purposes and for purposes of implementing its business plan focused on building a stable foundation for the future business.

Joseph Gunnar & Co., LLC acted as the sole placement agent for the private placement.

The SEPA is accounted for as a liability at fair value under ASC 815, as it includes an embedded put option and an embedded forward contract. The put option is recognized at inception, and the forward option is recognized upon issuance of notice for the sale of the Company's Common Stock. The fair value of the derivative liability related to the embedded put option is included within SEPA liability on the condensed consolidated balance sheet, and was estimated at $2,582,724 at inception of the agreement and $2,831,504 as of June 30, 2025, with changes in fair value recognized within change in fair value of SEPA liability on the condensed consolidated statements of operations. As of June 30, 2025, the embedded forward option was deemed to have no value as there were no notices for the sale of the Company's Common Stock.

As consideration for the SEPA Investor’s commitment to purchase the shares of Common Stock pursuant to the SEPA, the Company incurred (i) a structuring fee payable to the SEPA Investor in the amount of $25,000, (ii) a commitment fee payable to the SEPA Investor in Common Stock in an amount equal to 1% of the Commitment Amount, or $1,000,000, to be paid 50% on execution of the SEPA and 50% 90 days following the date of the SEPA and (iii) legal expenses of $50,000 related to the issuance of the SEPA. Such fees are included within SEPA fees and issuance costs on the condensed consolidated statements of operations for the three and six months ended June 30, 2025 and SEPA liability on the condensed consolidated balance sheet as of June 30, 2025. The 50% portion of the commitment fee payable that was owed at execution of the SEPA resulted in the issuance of 1,332,623 shares of Common Stock to the SEPA Investor during the second quarter of 2025. Additionally, on July 15, 2025, the Company issued the remaining 1,332,623 shares of Common Stock to the SEPA Investor.

During the three and six months ended June 30, 2025, no shares of Common Stock were sold pursuant to the SEPA, as the Company did not yet have a registration statement registering the resale of the shares of Common Stock issuable under the SEPA declared effective by the SEC.